Transactions with Related Parties	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

4       Transactions with Related Parties

Details and nature of the Company’s transactions with related parties did not change in the six-month period ended June 30, 2023 and are discussed in Note 4 of the Company’s consolidated financial statements as at and for the year ended December 31, 2022, included in the 2022 Annual Report. As of June 30, 2023 the balance due to Related parties was $1,505 ($2,197 as of December 31, 2022) and are included in Trade accounts payables in the accompanying Statement of Financial Position.